Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 2,271,069	$ 985,418
Trade accounts receivable, net	1,114,449	715,097
Other receivables	1,552,352	1,570,506
Inventories	2,214,978	1,889,164
Restricted cash	208,593	610,376
Prepaid expenses	300,203	526,531
Total current assets	7,661,644	6,297,092
Long-term assets:
Vessels, net	103,068,797	116,230,333
Restricted cash	2,334,267	4,334,267
Total assets	113,064,708	126,861,692
Current liabilities
Long-term bank loans, current portion	10,059,860	12,295,320
Related party loan, current	4,375,000	5,000,000
Trade accounts payable	2,717,260	3,899,967
Accrued expenses	1,491,029	1,725,321
Accrued preferred dividends		161,315
Derivative	336,420
Deferred revenues	550,298	973,774
Due to related company	328,133	795,562
Total current liabilities	19,858,000	24,851,259
Long-term liabilities
Long-term bank loans, net of current portion	60,563,619	72,187,785
Derivative	246,430
Fair value of below market time charters acquired	240,639	1,714,370
Total long-term liabilities	61,050,688	73,902,155
Total liabilities	80,908,688	98,753,414
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 8,000 and 8,363 issued and outstanding, respectively)	8,019,636	7,654,577
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 5,600,259 and 5,800,259 issued and outstanding)	174,008	168,008
Additional paid-in capital	254,702,888	253,967,708
Accumulated deficit	(230,740,512)	(233,682,015)
Total shareholders’ equity	24,136,384	20,453,701
Total liabilities, mezzanine equity and shareholders’ equity	$ 113,064,708	$ 126,861,692